Schedule of Investments
November 30, 2024
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–150.93%(a)
Alabama–2.29%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$300	$289,517
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,805	1,966,155
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,290	1,406,753
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,394,505)(c)(d)	5.50%	01/01/2043	1,600	896,000
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	4,715	5,281,075
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,890	1,924,593
Series 2024 A, RB	5.00%	11/01/2035	2,120	2,232,130
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,790	1,933,894
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	1,045	1,068,880
				16,998,997
Alaska–0.07%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	530	484,437
Arizona–3.24%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	112	107,526
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,520	1,525,890
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	490,956
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	680	682,682
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.25%	11/01/2053	1,000	1,082,764
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,390	1,377,960
Series 2017, Ref. RB	5.00%	11/15/2045	1,125	978,498
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	280	282,671
Mesa (City of), AZ; Series 2022 A, RB (INS - BAM)(f)	5.00%	07/01/2046	3,805	4,143,138
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	455	446,812
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.38%	07/01/2052	1,505	1,504,983
Salt River Project Agricultural Improvement & Power District; Series 2023 B, RB	5.00%	01/01/2048	4,295	4,737,321
Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	980	1,067,079
Series 2007, RB	5.00%	12/01/2037	3,255	3,603,570
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB(b)(g)	5.00%	01/02/2025	2,015	2,017,622
				24,049,472
Arkansas–0.10%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	685	708,756
California–14.85%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	1,050	947,964
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	2,105	1,734,540
Series 2023, GO Bonds(i)	5.25%	09/01/2053	4,290	4,841,544
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	3,215	3,490,815
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	13,950	1,455,450
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$35	$35,673
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	2,115	415,846
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	5,580	6,046,275
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	5,315	5,282,345
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,512
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	5,108	5,102,520
Series 2023-1, RB	4.38%	09/20/2036	1,058	1,105,509
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	220	221,330
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,700	1,785,710
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(j)	5.00%	12/31/2036	2,115	2,185,623
Series 2018 A, RB(j)	5.00%	12/31/2047	2,550	2,586,287
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	320	296,712
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(j)	5.00%	07/01/2027	960	960,887
Series 2012, RB(e)(j)	5.00%	07/01/2030	275	275,218
Series 2012, RB(e)(j)	5.00%	07/01/2037	2,875	2,876,407
Series 2012, RB(e)(j)	5.00%	11/21/2045	3,365	3,365,434
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,275	1,288,513
California State University; Series 2019 A, RB(i)	5.00%	11/01/2049	2,695	2,864,112
Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	2,950	2,968,041
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	1,055	807,075
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	515	515,072
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	1,105	1,115,387
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,955	219,489
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(j)	5.50%	05/15/2036	2,225	2,513,875
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019 A, Ref. RB(j)	5.00%	05/15/2036	1,700	1,792,925
Los Angeles (City of), CA Department of Water & Power; Series 2020 B, RB(i)	5.00%	07/01/2050	2,965	3,189,733
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(f)	5.00%	08/01/2050	1,575	1,698,977
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	745	969,407
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,550	2,570,043
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.13%	08/01/2050	5,000	5,087,929
Palo Alto (City of), CA (Election of 2008); Series 2013 A, GO Bonds	4.00%	08/01/2043	50	50,003
Pittsburg Unified School District (Election of 2018); Series 2023 D, GO Bonds (INS - AGM)(f)	4.13%	08/01/2045	2,000	2,038,218
Regents of the University of California Medical Center;
Series 2022 P, RB(i)(l)	4.00%	05/15/2053	6,915	6,984,832
Series 2022 P, RB	3.50%	05/15/2054	2,570	2,430,438
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,565	1,577,617
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,620	2,624,341
Series 2021 A, RB	5.00%	07/01/2056	2,545	2,733,543
Series 2023 B, RB(j)	5.00%	07/01/2048	3,230	3,436,822
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(j)	5.00%	05/01/2038	860	902,979
Series 2019 E, RB(j)	5.00%	05/01/2050	2,980	3,075,911
Series 2021 A, Ref. RB(j)	5.00%	05/01/2036	775	834,041
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	4,410	1,750,462
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(b)	5.00%	09/01/2030	1,745	1,871,172
West Contra Costa Unified School District;
Series 2005, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2025	1,485	1,453,954
Series 2005, GO Bonds (INS - NATL)(f)(h)	0.00%	08/01/2026	1,350	1,281,636
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
West Sacramento (City of), CA Financing Authority; Series 2006 A, RB (INS - AGC)(f)	5.00%	09/01/2026	$910	$934,001
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(h)	0.00%	08/01/2032	4,650	3,654,914
				110,252,063
Colorado–6.42%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	3,040	3,066,911
Aurora Crossroads Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2050	625	601,871
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	1,060	1,038,671
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,320	1,266,676
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	790	867,760
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	2,140	2,101,705
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	850	821,801
Series 2022, RB	6.50%	12/01/2053	725	755,296
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	940	905,761
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	2,175	2,251,877
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	4,660	4,856,068
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	2,115	1,978,647
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	260	251,423
Series 2007 A, RB	5.30%	07/01/2037	100	84,663
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,170	1,170,275
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	500,296
Denver (City & County of), CO;
Series 2018 A, Ref. RB(j)	5.00%	12/01/2048	2,230	2,290,349
Series 2018 A, Ref. RB(j)	5.25%	12/01/2048	2,085	2,169,726
Series 2018 A-2, RB(h)	0.00%	08/01/2034	1,675	1,133,964
Series 2022 A, RB(j)	5.00%	11/15/2036	1,200	1,308,191
Series 2022 A, RB(j)	5.00%	11/15/2047	3,170	3,356,753
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	539	504,427
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2051	1,000	916,876
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	2,265	2,298,511
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	957	891,410
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	5.00%	12/01/2053	735	795,382
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	960	998,820
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	810	820,094
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	435,670
Roaring Fork Transportation Authority; Series 2021, RB	4.00%	12/01/2051	1,700	1,691,469
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	750	751,814
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2049	875	883,357
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	685	683,790
Series 2023, GO Bonds	8.00%	12/15/2035	830	831,517
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	625	495,187
Series 2021 A-2, RB(k)	4.50%	12/01/2041	2,610	1,893,294
				47,670,302
District of Columbia–3.48%
District of Columbia;
Series 2022 A, RB	5.00%	07/01/2047	2,125	2,313,746
Series 2023 A, RB	5.25%	05/01/2048	3,165	3,522,494
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	825	821,770
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	4,245	4,250,756
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(j)	5.00%	10/01/2042	$3,385	$3,463,892
Series 2019 B, Ref. RB	4.00%	10/01/2049	2,120	2,021,932
Series 2021 A, Ref. RB(j)	4.00%	10/01/2041	3,000	3,000,801
Series 2023 A, Ref. RB(j)	5.25%	10/01/2042	1,665	1,815,667
Series 2023 A, Ref. RB(j)	5.25%	10/01/2043	1,470	1,597,556
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.25%	07/15/2053	2,780	3,061,315
				25,869,929
Florida–13.26%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	1,075	774,536
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	635	606,178
Broward (County of), FL;
Series 2019 A, RB(j)	4.00%	10/01/2049	955	920,714
Series 2019 A, RB(j)	5.00%	10/01/2049	1,325	1,365,879
Series 2022 A, RB(i)	4.00%	10/01/2047	7,340	7,348,898
Series 2022, RB	5.00%	01/01/2047	2,145	2,314,612
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	3,215	3,159,671
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,580	1,780,051
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,202,074)(c)(d)(e)	7.75%	05/15/2035	1,230	15,872
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	1,770	1,818,217
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,525	1,567,975
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(j)	12.00%	07/15/2028	975	1,040,568
Series 2024, Ref. RB(j)	5.00%	07/01/2041	2,500	2,549,705
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.00%	07/01/2044	3,200	3,353,833
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2047	1,300	1,378,844
Series 2024, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2053	1,075	1,130,618
Series 2024, Ref. RB(j)	5.50%	07/01/2053	1,100	1,148,530
Fort Lauderdale (City of), FL;
Series 2023, RB	5.50%	09/01/2053	1,900	2,143,147
Series 2024, RB(i)	5.50%	09/01/2053	3,200	3,609,511
Gainesville (City of), FL;
Series 2019 A, RB(b)(g)	5.00%	10/01/2029	5	5,498
Series 2019 A, RB	5.00%	10/01/2047	1,245	1,317,785
Greater Orlando Aviation Authority; Series 2017 A, RB(j)	5.00%	10/01/2052	1,715	1,737,999
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	2,010	2,197,738
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(j)	5.00%	10/01/2048	3,220	3,303,607
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	4,235	4,708,403
Jacksonville (City of), FL; Series 2023 A, Ref. RB	5.50%	10/01/2053	3,170	3,566,282
JEA Water & Sewer System; Series 2024 A, Ref. RB	5.25%	10/01/2049	2,110	2,341,797
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	820	834,769
Series 2020 A, Ref. RB	5.75%	08/15/2050	360	364,672
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,330	1,342,080
Lee (County of), FL;
Series 2021 B, RB(j)	5.00%	10/01/2034	1,315	1,411,098
Series 2022, RB	5.25%	08/01/2049	2,125	2,291,626
Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	2,530	2,733,916
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,465	1,475,966
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,975	3,924,661
Series 2022 A, Ref. RB(j)	5.25%	10/01/2052	645	689,977
Series 2023 A, Ref. RB(j)	5.00%	10/01/2047	2,720	2,869,871
Subseries 2021 A-2, Ref. RB (INS - AGM)(f)	4.00%	10/01/2049	3,200	3,203,305
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGM)(f)	5.00%	07/01/2035	$720	$722,545
Series 2010 A, RB	5.00%	07/01/2040	6,720	6,860,813
Miami-Dade (County of), FL Transit System; Series 2022, RB	5.00%	07/01/2052	2,970	3,182,371
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	570	146,018
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	3,940	955,971
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	485	111,380
Reunion East Community Development District; Series 2005, RB(c)(m)	5.80%	05/01/2036	197	2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,695	1,630,530
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	1,070	1,048,315
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	965	443,740
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.13%	07/01/2034	1,000	1,001,071
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,715	1,712,302
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	7,225	2,330,484
				98,493,951
Georgia–2.45%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB(i)(l)	4.00%	07/01/2044	4,230	4,231,951
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,385	1,504,148
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	1,003,108
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	1,450	1,454,443
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,575	1,597,798
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,605	1,608,553
Series 2023 B, RB(b)	5.00%	03/01/2030	2,360	2,519,604
Series 2024 A, RB(b)	5.00%	09/01/2031	2,145	2,320,147
Series 2024 C, RB(b)	5.00%	12/01/2031	1,800	1,929,988
				18,169,740
Hawaii–1.31%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Obligated Group);
Series 2024, RB	5.00%	07/01/2041	4,850	5,324,770
Series 2024, RB	5.50%	07/01/2052	3,095	3,429,088
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,127
				9,754,985
Idaho–0.53%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	450	417,550
Series 2017 A, Ref. RB	5.25%	11/15/2037	625	559,290
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	2,185	2,413,450
Idaho (State of) Housing & Finance Association (White Pine Charter School Project); Series 2023, RB (CEP - Oregon School Bond Guaranty)	5.75%	05/01/2058	500	531,892
				3,922,182
Illinois–5.81%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,325	1,325,394
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	535	535,003
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	425	424,990
Series 2014, RB(b)(g)	5.00%	12/23/2024	1,860	1,861,855
Series 2015 A, GO Bonds	5.50%	01/01/2033	4,310	4,312,211
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(b)(g)(j)	5.00%	12/02/2024	$4,320	$4,320,000
Series 2017 D, RB	5.00%	01/01/2052	1,865	1,896,676
Series 2024 A, RB(j)	5.50%	01/01/2053	2,670	2,923,762
Chicago (City of), IL Board of Education; Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	885	904,381
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,040	1,016,353
Chicago (City of), IL Park District;
Series 2020 C, GO Bonds (INS - BAM)(f)	4.00%	01/01/2041	1,485	1,488,026
Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2039	1,320	1,330,254
Illinois (State of);
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	1,540	1,542,903
Series 2014, GO Bonds(b)(g)	5.00%	01/14/2025	540	541,018
Series 2014, GO Bonds(b)(g)	5.25%	01/14/2025	1,650	1,653,486
Series 2016, GO Bonds	5.00%	11/01/2036	1,340	1,371,555
Series 2017 C, GO Bonds	5.00%	11/01/2029	335	350,510
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,885	1,952,444
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,560	1,646,556
Series 2020, GO Bonds	5.50%	05/01/2039	2,055	2,241,584
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(j)	8.00%	06/01/2032	460	460,625
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $78,096)(d)	5.00%	11/01/2040	75	47,758
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,302,255)(d)	5.00%	11/01/2049	1,550	941,634
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	3,335	3,373,527
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,142	624,245
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	975,463
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	157,769
Series 2017, Ref. RB	5.25%	02/15/2037	250	254,398
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2017 B, Ref. RB (INS - BAM)(f)(k)	4.70%	12/15/2037	1,500	1,158,810
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,530	1,537,981
				43,171,171
Indiana–1.66%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	3,165	3,635,933
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	3,140	3,074,446
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2040	170	171,879
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(j)	5.75%	08/01/2042	305	305,272
Indiana (State of) Municipal Power Agency; Series 2013 A, RB	5.25%	01/01/2038	2,000	2,002,588
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	2,185	2,343,043
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(j)	4.40%	06/10/2031	785	807,405
				12,340,566
Iowa–1.25%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	785	621,804
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,670	1,671,660
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(g)	5.00%	12/01/2032	3,480	4,023,560
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2035	1,000	1,022,192
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	385	363,541
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	185	185,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,380	1,414,366
				9,302,123
Kansas–0.27%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	929,862
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,030,841
				1,960,703
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.21%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(j)	4.70%	01/01/2052	$850	$850,476
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(f)	5.00%	12/01/2047	665	665,133
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,410	1,416,528
Series 2015 A, RB	5.00%	07/01/2040	1,250	1,253,869
Series 2015 A, RB	5.00%	01/01/2045	1,695	1,698,539
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,600	1,633,167
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	2,145	2,331,363
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	6,075	6,576,665
				16,425,740
Louisiana–1.41%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	965	908,744
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge);
Series 2024, RB(j)	5.50%	09/01/2054	1,060	1,152,414
Series 2024, RB(j)	5.50%	09/01/2059	2,120	2,296,081
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(b)(g)	5.50%	05/15/2026	2,000	2,074,573
New Orleans (City of), LA Aviation Board; Series 2015 A, RB(b)(g)	5.00%	01/01/2025	3,395	3,399,269
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(f)	5.00%	10/01/2048	625	644,916
				10,475,997
Maryland–0.89%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	478	488,232
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	992,830
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	1,295	1,328,314
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	915,956
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(j)	5.25%	06/30/2052	1,185	1,243,206
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 A, RB(j)	5.00%	11/12/2028	500	509,642
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,157,210
				6,635,390
Massachusetts–1.59%
Massachusetts (Commonwealth of); Series 2024, RB(i)	5.00%	06/01/2053	5,835	6,349,062
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds); Series 2022, RB	5.00%	06/01/2050	1,680	1,795,826
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2023, Ref. RB	5.25%	07/01/2048	1,840	1,985,277
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(e)	5.00%	07/15/2034	275	292,745
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(j)	5.00%	07/01/2046	1,345	1,412,918
				11,835,828
Michigan–3.65%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	242,991
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	830	864,517
Lansing (City of), MI; Series 2024, RB(i)	5.25%	07/01/2054	4,645	5,173,645
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	3,540	3,943,427
Series 2024, RB(i)	5.50%	11/15/2049	3,965	4,535,569
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	210	213,631
Series 2020, Ref. RB	5.00%	06/01/2045	620	612,949
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(g)(i)(l)	5.00%	12/01/2046	4,935	5,049,311
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	$2,480	$2,594,645
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(j)	4.00%	10/01/2026	2,885	2,889,925
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(j)	5.00%	06/30/2030	910	951,236
				27,071,846
Minnesota–1.07%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	385	358,501
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	461,928
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	760	777,529
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission; Series 2024, RB(j)	5.25%	01/01/2049	2,125	2,299,479
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	2,145	2,355,955
St. Cloud (City of), MN (CentraCare Health System); Series 2024, Ref. RB	5.00%	05/01/2054	740	795,906
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	518,789
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	505	392,435
				7,960,522
Mississippi–0.21%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	2,405	1,576,196
Missouri–2.10%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,377,763
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,384,783
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(j)	5.00%	03/01/2046	5,985	6,149,030
Series 2019 B, RB (INS - AGM)(f)(j)	5.00%	03/01/2049	1,270	1,302,368
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	645	578,398
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	420	428,225
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,335	2,372,272
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	975	987,790
				15,580,629
Nebraska–1.80%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	4,765	5,367,969
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	1,075	1,134,966
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,335	1,401,451
Omaha (City of), NE Public Power District;
Series 2021 A, RB (INS - AGM)(f)	4.00%	02/01/2051	2,605	2,590,600
Series 2022, RB(i)(l)	5.25%	02/01/2052	2,640	2,896,422
				13,391,408
Nevada–0.99%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(i)	5.00%	07/01/2053	6,745	7,328,515
New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	377	382,562
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	2,058	2,078,889
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,395	1,586,604
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2023 D, RB (CEP - GNMA)	4.80%	07/01/2043	1,360	1,404,591
Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,305	1,357,714
				6,810,360
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–2.86%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(j)	5.25%	09/15/2029	$495	$495,540
Series 2012, RB(j)	5.75%	09/15/2027	400	400,582
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2036	750	765,211
Series 2021 QQQ, RB	4.00%	06/15/2040	1,000	1,013,055
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(j)	5.50%	01/01/2027	1,200	1,201,652
Series 2013, RB(j)	5.00%	01/01/2028	1,000	1,000,916
Series 2013, RB(j)	5.38%	01/01/2043	1,320	1,321,071
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	4,865	4,807,710
New Jersey (State of) Transportation Trust Fund Authority;
Series 2022, RB(b)(g)	5.25%	12/15/2032	930	1,092,505
Series 2022, RB	5.25%	06/15/2046	885	975,629
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	3,720	3,796,451
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,120	2,184,054
Series 2018 B, Ref. RB	5.00%	06/01/2046	2,195	2,206,046
				21,260,422
New York–21.80%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(j)(o)	5.25%	12/31/2033	520	524,723
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,450	3,184,374
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	2,510	2,538,851
Series 2020 A-1, RB (INS - AGM)(f)	4.00%	11/15/2041	1,480	1,486,839
Series 2020 C-1, RB	5.25%	11/15/2055	1,695	1,783,436
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 12/14/2007; Cost $3,299,761)(c)(d)	5.00%	01/01/2058	2,730	412,588
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $1,468,265)(c)(d)(e)	9.00%	01/01/2041	1,345	1,345,000
New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(j)	4.00%	07/15/2060	2,975	2,777,069
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	2,080	2,175,294
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	3,125	3,367,132
Series 2023 A, GO Bonds	5.00%	08/01/2046	1,250	1,371,824
Subseries 2022 D-1, GO Bonds(i)	5.25%	05/01/2039	4,680	5,295,517
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	1,915	2,128,456
New York (City of), NY Municipal Water Finance Authority;
Series 2020 BB-1, RB	4.00%	06/15/2050	2,125	2,118,513
Series 2020 BB-1, RB	5.00%	06/15/2050	4,115	4,387,571
Series 2020, Ref. RB	5.00%	06/15/2050	2,075	2,212,445
Series 2024 AA, RB	5.25%	06/15/2053	2,115	2,376,739
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	1,850	1,852,539
Series 2023 F-1, RB	4.00%	02/01/2051	3,230	3,201,824
Series 2024 B, RB	4.38%	05/01/2053	2,790	2,839,113
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,570	1,687,689
Series 2018 E, RB(i)	5.00%	03/15/2046	7,240	7,593,914
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	600	653,675
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	505	561,870
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	4,625	4,635,894
New York (State of) Power Authority; Series 2020 A, RB(i)	4.00%	11/15/2045	4,640	4,642,189
New York (State of) Power Authority (Green Bonds); Series 2020, RB(i)	4.00%	11/15/2055	5,315	5,249,877
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGM)(f)	5.00%	11/15/2053	2,215	2,419,039
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	$6,835	$6,743,659
Series 2019 B, RB (INS - AGM)(f)(i)(l)	4.00%	01/01/2050	3,300	3,271,711
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	3,145	3,147,433
New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	1,610	1,659,762
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	360	330,574
Series 2010 A, RB(e)	6.25%	06/01/2041	1,500	1,500,154
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,010	4,074,100
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	7,280	7,284,011
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	4,240	4,258,131
New York State Urban Development Corp. (Bidding Group 4); Series 2020 E, Ref. RB	4.00%	03/15/2038	1,800	1,849,805
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(j)	5.00%	08/01/2026	920	921,541
Series 2016, Ref. RB(j)	5.00%	08/01/2031	2,690	2,693,384
Series 2020, Ref. RB(j)	5.25%	08/01/2031	585	613,561
Series 2020, Ref. RB(j)	5.38%	08/01/2036	1,205	1,271,194
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(j)	5.00%	01/01/2033	2,670	2,755,227
Series 2018, RB(j)	5.00%	01/01/2034	2,560	2,638,245
Series 2018, RB(j)	5.00%	01/01/2036	2,145	2,204,333
Series 2020, RB(j)	5.00%	10/01/2040	2,535	2,637,132
Series 2020, RB(j)	4.38%	10/01/2045	1,485	1,447,522
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(j)	5.38%	06/30/2060	2,755	2,882,873
Series 2024, RB (INS - AGM)(f)(j)	5.25%	06/30/2060	2,225	2,365,393
Series 2024, RB(j)	5.50%	06/30/2060	2,035	2,175,446
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(j)	5.00%	07/01/2046	5,075	5,075,089
Series 2016 A, RB(j)	5.25%	01/01/2050	3,250	3,250,242
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(j)	5.00%	12/01/2036	1,255	1,346,955
Series 2022, RB(j)	5.00%	12/01/2038	1,040	1,108,491
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(j)	5.50%	12/31/2054	2,120	2,299,176
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	2,195	2,225,164
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	960	1,015,604
Series 2021 A, RB	5.00%	11/15/2056	1,690	1,793,152
Series 2022, RB(i)	5.00%	05/15/2051	7,225	7,737,785
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,625	2,467,908
				161,868,751
North Carolina–0.37%
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	4.90%	07/01/2043	1,235	1,286,993
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGM)(f)(h)	0.00%	01/01/2051	5,090	1,485,630
				2,772,623
North Dakota–0.36%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,490	1,495,372
Series 2017 C, RB	5.00%	06/01/2053	1,150	1,150,429
				2,645,801
Ohio–4.24%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,089,773
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	$5,055	$4,601,797
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	11,105	10,183,901
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(e)	6.50%	01/01/2034	1,410	1,411,219
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(j)	5.38%	09/15/2027	1,020	1,020,587
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	710	718,505
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,480	1,509,985
Series 2017, Ref. RB	5.50%	02/15/2052	1,070	1,094,652
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	2,095	2,425,653
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,885	1,886,098
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,425,312)(c)(d)(e)	6.00%	04/01/2038	1,454	101,783
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	1,170	1,170,024
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	3,180	3,107,938
Ohio State University (The); Series 2024, RB	5.25%	12/01/2054	1,060	1,180,331
				31,502,246
Oklahoma–1.70%
McAlester (City of), OK Public Works Authority;
Series 2002, RB (INS - AGM)(f)(h)	0.00%	02/01/2031	1,000	799,649
Series 2002, RB (INS - AGM)(f)(h)	0.00%	02/01/2034	3,970	2,800,061
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	4,800	4,947,188
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,500	1,671,762
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	1,135	1,141,336
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(j)	5.50%	06/01/2035	430	430,780
Series 2001 C, Ref. RB(j)	5.50%	12/01/2035	815	816,455
				12,607,231
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	1,038	1,096,198
Oregon–1.25%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	635	637,815
Oregon (State of); Series 2019, GO Bonds(i)(l)	5.00%	08/01/2044	4,240	4,531,202
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(j)	5.50%	07/01/2053	1,815	1,990,557
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(j)	5.00%	07/01/2052	2,040	2,139,836
				9,299,410
Pennsylvania–4.17%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport); Series 2023 A, RB (INS - AGM)(f)(j)	5.50%	01/01/2048	1,740	1,912,771
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,060	1,027,470
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	850	518,880
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	650	680,401
Series 2021, RB	5.00%	11/01/2051	865	896,211
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(j)	5.25%	06/30/2053	2,565	2,674,602
Series 2022, RB (INS - AGM)(f)(j)	5.00%	12/31/2057	1,285	1,335,997
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	665	668,905
Series 2023 A-2, RB	4.00%	05/15/2048	695	691,423
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	$1,260	$1,288,925
Series 2014 A-2, RB	5.13%	12/01/2039	2,500	2,695,733
Series 2019 A, RB	5.00%	12/01/2049	275	291,756
Series 2020 B, RB	5.00%	12/01/2050	760	812,162
Series 2021 A, RB	4.00%	12/01/2050	1,575	1,536,953
Series 2024 C, RB	5.25%	12/01/2054	1,900	2,117,355
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(j)	5.00%	07/01/2042	3,955	4,029,822
Series 2017 B, Ref. RB(j)	5.00%	07/01/2047	1,310	1,329,783
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia); Series 2024, RB	5.50%	07/01/2053	3,180	3,608,388
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	2,130	2,334,260
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	500	501,513
				30,953,310
Puerto Rico–5.46%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,185	3,201,922
Series 2002, RB	5.63%	05/15/2043	1,890	1,912,671
Series 2005 A, RB(h)	0.00%	05/15/2050	7,500	1,472,213
Series 2005 B, RB(h)	0.00%	05/15/2055	3,240	370,494
Series 2008 A, RB(h)	0.00%	05/15/2057	24,030	1,609,229
Series 2008 B, RB(h)	0.00%	05/15/2057	31,765	1,953,811
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,490	1,559,473
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,605	1,588,565
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,250	1,227,883
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	770	741,912
Subseries 2022, RN(h)	0.00%	11/01/2043	886	548,566
Subseries 2022, RN(h)	0.00%	11/01/2051	1,675	1,069,726
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	570	569,658
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	930	929,251
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	3,045	3,039,955
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	570	517,993
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,890	1,590,638
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,685	1,917,684
Series 2018 A-1, RB(h)	0.00%	07/01/2046	10,495	3,555,549
Series 2018 A-1, RB(h)	0.00%	07/01/2051	13,770	3,420,189
Series 2018 A-1, RB	4.75%	07/01/2053	2,355	2,357,228
Series 2018 A-1, RB	5.00%	07/01/2058	2,725	2,737,300
Series 2019 A-2, RB	4.33%	07/01/2040	1,560	1,560,013
Series 2019 A-2, RB	4.78%	07/01/2058	1,075	1,077,206
				40,529,129
Rhode Island–0.49%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	1,000	1,006,199
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,635	2,640,372
				3,646,571
South Carolina–1.01%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	2,525	2,759,979
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	820	815,398
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	$645	$726,032
Series 2024, RB	5.50%	11/01/2054	1,075	1,203,117
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGM)(f)	5.00%	12/01/2040	1,800	2,017,341
				7,521,867
South Dakota–1.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,590	2,642,173
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,780	2,782,239
South Dakota (State of) Housing Development Authority;
Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,370	1,421,144
Series 2023 G, RB (CEP - GNMA)	5.13%	05/01/2049	1,420	1,462,868
				8,308,424
Tennessee–3.45%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	1,585	1,641,589
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,325	1,441,026
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	2,280	2,383,451
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,650	2,669,570
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(i)	6.00%	12/01/2054	3,730	4,301,276
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	4,040	4,027,931
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(j)	5.00%	07/01/2043	1,560	1,593,749
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(j)	5.00%	07/01/2054	1,210	1,245,543
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2038	1,585	1,648,238
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	3,190	3,431,204
Tennessee Housing Development Agency (Social Bonds); Series 2023, RB (CEP - GNMA)	5.35%	07/01/2048	1,190	1,248,636
				25,632,213
Texas–14.82%
Austin (City of), TX; Series 2022, RB(j)	5.25%	11/15/2047	1,500	1,616,738
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,440	1,459,553
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	1,240	1,292,709
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,530	1,522,590
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,125	2,157,345
Coppell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/15/2048	1,285	1,298,814
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,145	2,178,744
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	5,405	5,417,423
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,890	3,845,280
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,700	1,722,254
Series 2023, RB (INS - AGM)(f)	4.25%	10/01/2053	1,815	1,823,741
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	1,635	1,626,249
Houston (City of), TX;
Series 2021 A, RB(j)	4.00%	07/01/2036	1,250	1,253,269
Series 2023 A, Ref. RB (INS - AGM)(f)(j)	5.25%	07/01/2048	2,195	2,360,101
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(j)	4.00%	07/01/2041	740	707,078
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(j)	5.00%	07/15/2028	625	645,045
Series 2024 B, RB(j)	5.50%	07/15/2039	530	572,541
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,775	1,802,433
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	2,360	2,324,495
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2048	1,500	1,514,610
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	$1,485	$1,646,162
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(j)	4.63%	10/01/2031	3,925	3,937,409
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB(c)	5.00%	07/01/2047	1,000	658,705
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	65	52,840
Series 2021, RB	2.00%	11/15/2061	1,798	664,564
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	795	787,393
Series 2016, Ref. RB	5.00%	07/01/2046	1,045	962,075
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,100	1,100,182
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,825	1,863,581
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,280	1,099,142
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	630	633,060
Series 2017, Ref. RB	5.00%	01/01/2047	790	790,276
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	265	264,524
Series 2018, Ref. RB	5.00%	10/01/2027	1,735	1,732,617
Series 2020, RB	5.25%	10/01/2055	2,860	2,669,973
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,890	3,934,938
North Texas Tollway Authority; Series 2008 D, Ref. RB (INS - AGC)(f)(h)	0.00%	01/01/2028	4,100	3,713,579
Pasadena Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,095	2,276,879
San Antonio (City of), TX; Series 2023 A, Ref. RB	5.25%	02/01/2046	3,900	4,333,520
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	485	485,354
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	525	525,283
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	1,025	1,039,085
Series 2023, GO Bonds	4.25%	08/15/2053	2,900	2,929,248
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	3,180	3,192,282
Series 2016, Ref. RB	5.00%	05/15/2045	2,020	1,962,013
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $253,198)(c)(d)	5.75%	02/15/2025	270	148,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $2,483,129)(c)(d)	6.38%	02/15/2048	2,460	1,353,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	105	103,370
Series 2020, Ref. RB	6.75%	11/15/2051	105	100,957
Series 2020, Ref. RB	6.88%	11/15/2055	105	101,415
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2044	3,500	1,376,895
Texas (State of) Water Development Board;
Series 2022, RB(i)	5.00%	10/15/2047	4,260	4,647,470
Series 2023 A, RB	4.88%	10/15/2048	3,170	3,415,371
Texas City Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	1,815	1,807,167
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,180	2,236,092
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(j)	5.50%	06/30/2040	2,000	2,164,775
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	10,003
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	3,150	3,118,508
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	4,270	4,122,504
Wylie Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)(i)	5.25%	08/15/2054	4,525	4,978,939
				110,080,662
Utah–2.02%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	428,151
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	431,114
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2018 A, RB(j)	5.00%	07/01/2048	$1,890	$1,928,593
Series 2021 A, RB(j)	5.00%	07/01/2046	1,055	1,103,940
Series 2023 A, RB(j)	5.50%	07/01/2053	3,695	4,063,602
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,575	2,474,011
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	5.00%	10/15/2047	1,000	1,045,364
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	5.00%	01/01/2054	2,000	2,064,838
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,415	1,463,677
				15,003,290
Virginia–2.90%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,700	2,691,415
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGM)(f)	5.25%	07/01/2048	1,695	1,870,486
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	430	430,175
Roanoke (County of), VA Economic Development Authority; Series 2024, Ref. RB(b)	5.50%	09/01/2035	190	189,300
Virginia (Commonwealth of) Housing Development Authority;
Series 2023 C, RB	4.95%	01/01/2054	2,000	2,054,592
Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,485	1,567,699
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(j)	5.00%	01/01/2037	1,025	1,091,643
Series 2022, Ref. RB(j)	4.00%	07/01/2040	2,050	2,007,003
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(j)	5.00%	12/31/2047	720	756,919
Series 2022, Ref. RB(j)	5.00%	12/31/2057	2,065	2,152,714
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(j)	5.00%	12/31/2049	1,480	1,495,973
Series 2017, RB(j)	5.00%	12/31/2056	5,170	5,210,790
				21,518,709
Washington–3.16%
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	1,680	1,735,811
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	3,165	3,425,853
Tacoma (City of), WA; Series 2023, RB(i)	4.00%	12/01/2047	3,515	3,527,059
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(f)(h)	0.00%	12/01/2029	2,120	1,822,108
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2044	2,380	2,642,653
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	4,410	4,532,416
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance);
Series 2020, Ref. RB	4.00%	09/01/2045	1,575	1,519,238
Series 2020, Ref. RB	5.00%	09/01/2055	1,830	1,924,953
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	550	522,808
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	455	421,006
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,502	1,410,118
				23,484,023
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	1,050	1,130,329
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	2,275	2,303,426
				3,433,755
Wisconsin–5.13%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(h)	0.00%	12/15/2050	8,300	2,630,307
Series 2020, RB(b)(g)(h)	0.00%	12/15/2030	7,230	1,802,177
Series 2020, RB (INS - AGM)(f)(h)	0.00%	12/15/2060	30,040	5,916,708
Series 2022, RB(e)	5.25%	12/15/2061	2,170	2,211,512
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	$3,545	$3,395,641
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(e)	5.00%	08/01/2027	1,250	1,277,270
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	3,190	3,157,391
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Health system); Series 2021 A, Ref. RB	3.00%	10/15/2038	1,070	938,351
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,960	1,915,435
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,001,798
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	1,585	1,638,672
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	1,155	1,036,612
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	530	514,412
Series 2022 A, RB(e)	6.13%	02/01/2050	575	558,089
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	790	792,815
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	835	375,750
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,195,469
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,187,949
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	1,450	1,453,820
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,118,038
				38,118,216
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGM)(f)	4.00%	06/01/2044	1,350	1,349,870
Total Municipal Obligations (Cost $1,098,773,121)				1,120,874,529
			Shares
Exchange-Traded Funds–0.11%
Invesco Municipal Strategic Income ETF (Cost $821,786)(p)			16,131	831,069
TOTAL INVESTMENTS IN SECURITIES(q)–151.04% (Cost $1,099,594,907)				1,121,705,598
FLOATING RATE NOTE OBLIGATIONS–(10.83)%
Notes with interest and fee rates ranging from 3.40% to 3.42% at 11/30/2024 and contractual maturities of collateral ranging from 05/01/2039 to 11/15/2055(r)				(80,460,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.06)%				(312,343,717)
OTHER ASSETS LESS LIABILITIES–1.85%				13,744,229
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$742,646,110
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2024 was $5,705,986, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $6,036,671, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $57,326,647, which represented 7.72% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Trust.
(j)	Security subject to the alternative minimum tax.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $18,448,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2024	Dividend Income
Invesco Municipal Strategic Income ETF	$823,659	$-	$-	$7,410	$-	$831,069	$24,943

(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.19%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2024. At November 30,
2024, the Trust’s investments with a value of $120,180,044 are held by TOB Trusts and serve as collateral for the $80,460,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,120,430,787	$443,742	$1,120,874,529
Exchange-Traded Funds	831,069	—	—	831,069
Total Investments	$831,069	$1,120,430,787	$443,742	$1,121,705,598
Invesco Municipal Opportunity Trust